LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT
LONG-TERM DEBT

14.LONG-TERM DEBT

	As at	As at
	December 31,	December 31,
	2025	2024
2020 Notes(i)(ii)	$199,239	$199,092
2018 Notes(i)(ii)	—	348,828
2017 Notes(i)(ii)	—	299,319
2016 Notes(i)(ii)	—	249,695
2015 Note(i)(ii)	—	49,952
Deferred financing costs(iii)	(2,968)	(3,930)
Total debt	$196,271	$1,142,956
Less: current portion	—	90,000
Total long-term debt	$196,271	$1,052,956

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	The 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, and 2015 Note are defined below.
(iii)	Relates to unamortized deferred financing costs on the credit facility

14.LONG-TERM DEBT (Continued)

Scheduled Debt Principal Repayments

The Company’s remaining scheduled debt principal repayments in respect of the 2020 Notes are $100.0 million in 2030 and $100.0 million in 2032.

Credit Facility

On February 12, 2024, the Company entered into a new credit facility with a group of financial institutions that provides the Company with a $2.0 billion unsecured revolving credit facility and includes a $1.0 billion uncommitted accordion facility (the “Credit Facility”). The Credit Facility matures and all indebtedness thereunder is due and payable on February 12, 2029. The Credit Facility is available in US dollars through Secured Overnight Financing Rate (“SOFR”) and base rate advances, or in Canadian dollars through Canadian Overnight Repo Rate Average (“CORRA”) and prime rate advances, priced at the applicable rate plus a margin that ranges from 0.00% to 2.00%. The Credit Facility also provides for the issuance of letters of credit, priced at the applicable rate plus a margin that varies from 0.60% to 2.00%. The lenders under the Credit Facility are each paid a standby fee at a rate that ranges from 0.09% to 0.25% of the undrawn portion of the Credit Facility. In each case, the applicable margin or standby fees vary depending on the Company’s credit rating. The Company’s payment and performance of its obligations under the Credit Facility are not guaranteed by any of its subsidiaries, however the Company must provide guarantees from certain of its subsidiaries if (i) any existing material indebtedness of the Company benefits from guarantees and the Company no longer maintains an investment grade credit rating, or (ii) if the Company incurs new material indebtedness for borrowed money, or refinances existing material indebtedness (including material alterations to the terms of such indebtedness, but excluding maturity date extensions) and provides guarantees of such new or refinanced material indebtedness from any of its subsidiaries.

As at December 31, 2025, no amounts were outstanding under the Credit Facility. During the year ended December 31, 2025, there were no Credit Facility drawdowns and no Credit Facility repayments. During the year ended December 31, 2024, Credit Facility drawdowns and repayments each totaled $600.0 million. As at December 31, 2025, $1,975.8 million was available for future drawdown under the Credit Facility. Credit Facility availability is reduced by outstanding letters of credit, which were $24.2 million as at December 31, 2025.

Term Loan Facility

On April 20, 2023, the Company entered into a credit agreement with two financial institutions that provided a $600.0 million unsecured term credit facility (the “Term Loan Facility”). The Company drew the full amount of the Term Loan Facility on April 28, 2023. The Term Loan Facility was scheduled to mature and all indebtedness thereunder was due and payable on April 21, 2025. The Term Loan Facility was available as a single advance in US dollars through SOFR and base rate advances, priced at the applicable rate plus a margin that ranged from 0.00% to 2.00%, depending on the Company’s credit rating.

During the year ended December 31, 2024, Agnico Eagle fully repaid the $600.0 million outstanding on its Term Loan Facility.

14.LONG-TERM DEBT (Continued)

2020 Notes

On April 7, 2020, the Company closed a $200.0 million private placement of guaranteed senior unsecured notes (the “2020 Notes”) with a weighted average maturity of 11 years and weighted average yield of 2.83%.

The following table sets out details of the individual series of the 2020 Notes:

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000

2018 Notes

On April 5, 2018, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2018 Notes”). On September 29, 2025, the Company elected to repay in full the $350.0 million principal of the 2018 Notes prior to maturity, resulting in a principal amount of nil as at December 31, 2025.

2017 Notes

On June 29, 2017, the Company closed a $300.0 million private placement of guaranteed senior unsecured notes (the “2017 Notes”).

On June 30, 2025, the Company repaid $40.0 million of the 2017 Series A 4.42% notes at maturity and elected to repay in full the outstanding principal of the remaining 2017 Notes of $260.0 million prior to maturity. As at December 31, 2025, the principal amount of the 2017 Notes was nil.

2016 Notes

On June 30, 2016, the Company closed a $350.0 million private placement of guaranteed senior unsecured notes (the “2016 Notes”). On June 30, 2023, the Company repaid $100.0 million of the Series A 4.54% Notes at maturity.

On June 30, 2025, the Company elected to repay in full the outstanding principal of the 2016 Notes of $250.0 million prior to maturity. As at December 31, 2025, the principal amount of the 2016 Notes was nil.

2015 Note

On September 30, 2015, the Company closed a private placement of a $50.0 million guaranteed senior unsecured note (the “2015 Note”) with a September 30, 2025 maturity date and a yield of 4.15%.

On September 29, 2025, the Company repaid the $50.0 million principal of the 2015 Note at maturity, resulting in a principal amount of nil as at December 31, 2025.

14.LONG-TERM DEBT (Continued)

Debt Extinguishment Costs

During the year ended December 31, 2025, the Company incurred debt extinguishment costs of $8.2 million relating to the repayment of the 2016, 2017 and 2018 Notes prior to their respective maturity dates. Debt extinguishment costs are recognized within finance costs in the consolidated statements of income.

Covenants

Payment and performance of Agnico Eagle’s obligations under the Term Loan Facility, and the Notes were guaranteed by each of its material subsidiaries and certain of its other subsidiaries (the “Guarantors”). However, in connection with the Company’s entry into the Credit Facility on February 12, 2024, the subsidiary guarantees provided in connection with the Term Loan Facility and the Notes were released.

The Credit Facility contains customary covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances and sell material assets.

The note purchase agreement pursuant to which the Notes were issued (the “Note Purchase Agreement”) contains covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to mining.

The Credit Facility also requires the Company to maintain a total net debt to capitalization ratio below a specified maximum value and the Note Purchase Agreement requires the Company to maintain a total net debt to EBITDA ratio below a specified maximum value.

The Company was in compliance with all covenants contained in the Credit Facility and Note Purchase Agreements throughout the years ended and as at December 31, 2025 and 2024.

Finance Costs

Total finance costs consist of the following:

	Year Ended December 31,
	2025	2024
Interest on Notes	$32,070	$53,229
Interest on Term Loan Facility	—	32,712
Interest on Credit Facility	—	3,350
Credit Facility fees	6,731	6,167
Amortization of credit and term loan financing and note issuance costs	4,490	3,845
Debt extinguishment costs	8,245	—
Accretion expense on reclamation provisions	38,237	33,815
Interest on lease obligations and other interest expense (income)	5,552	(3,566)
Interest capitalized to assets under construction	(4,180)	(2,814)
Total finance costs	$91,145	$126,738

Borrowing costs were capitalized to assets under construction during the year ended December 31, 2025 at a weighted average capitalization rate of 1.35% (2024 — 1.41%).